Issued capital and reserves - Narratives (Details)			12 Months Ended
	Jun. 27, 2023 USD ($)	Jun. 24, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 € / shares	Sep. 26, 2023 $ / shares	Apr. 12, 2023 $ / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of classes of share capital [line items]
Reduction of issued capital			$ 0	$ 0
Par value per share | € / shares					€ 0.01			€ 0.01	€ 0.02
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.7075	$ 0.515
Ordinary shares
Disclosure of classes of share capital [line items]
Reduction of issued capital		$ 2,283,000
Share premium
Disclosure of classes of share capital [line items]
Reduction of issued capital	$ (12,727,000)	325,180,000	12,727,000	327,463,000
Accumulated deficit
Disclosure of classes of share capital [line items]
Reduction of issued capital	$ 12,727,000	$ (327,463,000)	$ (12,727,000)	$ (327,463,000)